Employee Costs	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Employee Costs	Employee Costs

		For the year ended December 31,
		2023	2022
	Note	$	$
Wages, salaries, and benefits		3,654.6	3,243.2
Pension costs		108.0	93.5
Net share-based compensation	22	60.1	26.0
Total employee costs		3,822.7	3,362.7
Direct labor		2,321.5	2,039.9
Indirect labor		1,501.2	1,322.8
Total employee costs		3,822.7	3,362.7

Direct labor costs include salaries, wages, and related fringe benefits (including pension costs) for labor hours directly associated with the completion of projects. Bonuses, share-based compensation, termination payments, and salaries, wages, and related fringe benefits (including pension costs) for labor hours not directly associated with the completion of projects are included in indirect labor costs. Indirect labor costs are included in administrative and marketing expenses in the consolidated statements of income. Included in pension costs is $108.3 (2022 - $91.6) related to defined contribution plans.